Securities Sold Under Repurchase Agreements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019
Securities Sold under Agreements to Repurchase [Abstract]
Securities sold under repurchase , period	1 day
Securities sold under repurchase agreements	$ 7,975	$ 13,865	$ 7,149
Repurchase agreement secured by investment securities, fair value	$ 16,500	$ 20,000
Repurchase agreement, weighted average interest rate	0.37%	0.21%